Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current
Deferred	(38,125)		32,061
Provision for (benefit of) income taxes	$ (38,125)	$ 32,061	$ 32,061